Quarterly Holdings Report
for

Fidelity® Series Investment Grade Securitized Fund

November 30, 2019

IGS-QTLY-0120
1.9891239.101

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 120.5%
	Principal Amount	Value
Fannie Mae - 38.4%
3% 3/1/30 to 11/1/49	10,175,100	10,434,334
3.5% 7/1/34 to 11/1/49(a)(b)	16,208,061	16,978,899
4% 5/1/29 to 4/1/49	7,777,860	8,162,600
4.5% 12/1/48 to 9/1/49	11,260,061	11,995,643
2.5% 10/1/22 to 10/1/37	2,285,883	2,296,600

TOTAL FANNIE MAE		49,868,076

Freddie Mac - 17.5%
2.5% 6/1/31 to 12/1/34	4,605,881	4,662,638
3% 12/1/32 to 10/1/49	1,734,348	1,783,193
3.5% 11/1/33 to 5/1/49	5,895,771	6,183,687
4% 9/1/42 to 10/1/48 (a)(b)	8,025,323	8,405,593
4.5% 10/1/39 to 12/1/48	1,526,606	1,647,511

TOTAL FREDDIE MAC		22,682,622

Ginnie Mae - 42.3%
3% 1/20/47 to 4/20/48	1,336,690	1,378,176
3% 12/1/49 (c)	5,800,000	5,960,860
3% 12/1/49 (c)	3,100,000	3,185,977
3% 12/1/49 (c)	2,400,000	2,466,563
3% 12/1/49 (c)	1,200,000	1,233,281
3% 12/1/49 (c)	325,000	334,014
3% 12/1/49 (c)	300,000	308,320
3% 12/1/49 (c)	175,000	179,854
3% 12/1/49 (c)	350,000	359,707
3% 12/1/49 (c)	50,000	51,387
3.5% 9/20/40 to 8/20/47	11,435,331	11,989,484
3.5% 12/1/49 (c)	5,400,000	5,580,984
3.5% 12/1/49 (c)	4,100,000	4,237,414
3.5% 12/1/49 (c)	3,400,000	3,513,953
4% 10/20/40 to 5/20/49	7,040,369	7,436,797
4% 12/1/49 (c)	1,400,000	1,453,703
4.5% 4/20/47 to 6/20/48	2,485,066	2,636,176
5% 4/20/48 to 6/20/48	2,419,609	2,580,036

TOTAL GINNIE MAE		54,886,686

Uniform Mortgage Backed Securities - 22.3%
3% 12/1/34 (c)	1,000,000	1,023,438
3% 12/1/49 (c)	1,900,000	1,926,867
3% 12/1/49 (c)	10,050,000	10,192,113
3% 12/1/49 (c)	1,200,000	1,216,969
3.5% 12/1/49 (c)	2,800,000	2,874,375
3.5% 12/1/49 (c)	4,400,000	4,516,875
3.5% 12/1/49 (c)	600,000	615,938
4.5% 12/1/49 (c)	6,200,000	6,513,391

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		28,879,966

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $155,107,009)		156,317,350

Asset-Backed Securities - 2.7%
CNH Equipment Trust Series 2018-A Class A3, 3.12% 7/17/23	$147,000	$148,890
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (d)	54,024	54,315
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P2 Class A, 3.47% 10/15/25 (d)	38,503	38,738
Series 2018-P3 Class A, 3.82% 1/15/26 (d)	48,567	49,013
Series 2019-HP1 Class A, 2.59% 12/15/26 (d)	549,000	548,961
Series 2019-P1 Class A, 2.94% 7/15/26 (d)	76,305	76,606
Finance of America Structured Securities Trust Series 2018-HB1 Class A, 3.3751% 9/25/28 (d)	38,289	38,289
Flagship Credit Auto Trust Series 2019-4 Class A, 2.17% 6/17/24 (d)	200,000	200,139
Ford Credit Auto Owner Trust Series 2019-1 Class A, 3.52% 7/15/30 (d)	100,000	104,803
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	50,000	55,113
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (d)	100,000	100,059
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (d)	89,779	92,926
Nationstar HECM Loan Trust:
Series 2018-3A Class A 3.5545% 11/25/28 (d)	72,003	71,869
Series 2019-1A Class A, 2.6513% 6/25/29 (d)	269,154	269,318
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 2.338% 9/25/23 (d)(e)(f)	100,000	100,117
Prosper Marketplace Issuance Trust:
Series 2018-2A Class A, 3.35% 10/15/24 (d)	23,572	23,632
Series 2019-2A Class A, 3.2% 9/15/25 (d)	1,199,236	1,203,678
Securitized Term Auto Receivables Trust Series 2017-2A Class A4, 2.289% 3/25/22 (d)	55,000	55,084
Towd Point Mortgage Trust:
Series 2018-6 Class A1A, 3.75% 3/25/58 (d)	83,848	86,286
Series 2019-1 Class A1, 3.75% 3/25/58 (d)	88,488	92,289
Upgrade Receivables Trust Series 2018-1A Class A, 3.76% 11/15/24 (d)	35,517	35,617
Verizon Owner Trust Series 2017-1A Class A, 2.06% 9/20/21 (d)	30,362	30,360
TOTAL ASSET-BACKED SECURITIES
(Cost $3,448,033)		3,476,102

Collateralized Mortgage Obligations - 2.0%
Private Sponsor - 2.0%
Ginnie Mae guaranteed REMIC pass-thru certificates:
planned amortization class Series 2016-69 Class WA, 3% 2/20/46	65,070	66,228
sequential payer:
Series 2017-139 Class BA, 3% 9/20/47	382,907	387,131
Series 2018-H12 Class HA, 3.25% 8/20/68 (g)	99,476	103,872
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.3595% 8/25/60 (d)(e)(f)	132,230	131,998
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.4209% 10/15/54 (d)(e)(f)	184,266	184,178
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.6873% 12/22/69 (d)(e)(f)	173,333	173,599
Series 2019-2A Class 1A, 2.71% 12/22/69 (d)	218,000	219,082
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/26/29 (d)	100,000	99,686
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.3661% 7/15/58 (d)(e)(f)	1,000,000	1,000,040
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 10/25/49 (d)	100,000	100,984
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.5359% 1/21/70 (d)(e)(f)	183,000	182,751
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,648,986)		2,649,549

Commercial Mortgage Securities - 7.9%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (d)	100,000	102,998
Benchmark Mortgage Trust:
Series 2019-B12 Class XA, 1.2066% 8/15/52 (e)(h)	971,344	72,870
Series 2019-B14 Class XA, 0.7959% 12/15/61 (e)(h)	1,212,000	69,072
BX Commercial Mortgage Trust floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 2.626% 11/25/28 (d)(e)(f)	32,000	32,000
BX Trust floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.7654% 4/15/34 (d)(e)(f)	103,000	103,086
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.6854% 10/15/36 (d)(e)(f)	1,000,000	1,000,938
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	400,000	419,844
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 2.8% 11/15/36 (d)(e)(f)	100,000	100,000
Class B, 1 month U.S. LIBOR + 1.250% 3.1% 11/15/36 (d)(e)(f)	100,000	100,000
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 2.8854% 6/15/34 (d)(e)(f)	140,000	140,242
Citigroup Commercial Mortgage Trust sequential payer:
Series 2017-C4 Class AAB, 3.297% 10/12/50	280,000	294,882
Series 2017-P7 Class AAB, 3.509% 4/14/50	400,000	419,583
Series 2018-B2 Class AAB, 3.962% 3/10/51	300,000	324,814
COMM Mortgage Trust sequential payer Series 2017-CD4 Class ASB, 3.317% 5/10/50	278,000	290,289
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 2.7454% 5/15/36 (d)(e)(f)	1,400,000	1,401,964
Series 2018-SITE Class A, 4.284% 4/15/36 (d)	100,000	105,705
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	200,000	212,933
Series 2019-C18 Class A4, 2.968% 12/15/52	300,000	307,211
Freddie Mac sequential payer Series 2019-K101 Class A2, 2.524% 10/25/29	400,000	409,091
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28	500,000	557,955
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.2154% 9/15/31 (d)(e)(f)	1,625,000	1,619,427
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 2.8554% 10/15/31 (d)(e)(f)	1,200,000	1,199,211
sequential payer Series 2015-GC32 Class A4, 3.764% 7/10/48	100,000	107,412
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (d)	100,000	103,905
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 2.7154% 3/15/34 (d)(e)(f)	32,000	32,000
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (d)	179,000	184,505
Series 2019-MEAD Class B, 3.1771% 11/10/36 (d)	26,000	26,528
MSCG Trust Series 2016-SNR Class A, 3.4596% 11/15/34 (d)(e)	2,128	2,137
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 2.9154% 3/15/36 (d)(e)(f)	24,650	24,665
Class B, 1 month U.S. LIBOR + 1.550% 3.3154% 3/15/36 (d)(e)(f)	100,000	100,187
Class C, 1 month U.S. LIBOR + 2.100% 3.8654% 3/15/36 (d)(e)(f)	100,000	100,375
Wells Fargo Commercial Mortgage Trust sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	100,000	103,965
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	150,000	159,019
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $10,178,884)		10,228,813
	Shares	Value

Money Market Funds - 16.0%
Fidelity Cash Central Fund 1.61% (i)
(Cost $20,764,171)	20,760,019	20,764,171

Purchased Swaptions - 1.3%
	Expiration Date	Notional Amount	Value
Put Options - 0.4%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.78% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	3,400,000	$100,113
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.785% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	2,100,000	61,736
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.82% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	1,800,000	51,434
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.525% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	6,000,000	55,806
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.54% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	5,000,000	45,504
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.755% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/15/22	500,000	3,081
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	2,200,000	58,889
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.645% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	2,000,000	15,899
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.767% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/1/22	400,000	2,365
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	600,000	20,421
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.741% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	1,000,000	29,933

TOTAL PUT OPTIONS			445,181

Call Options - 0.9%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.78% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	3,400,000	93,010
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.785% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	2,100,000	57,610
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.82% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	1,800,000	50,824
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.525% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	6,000,000	370,907
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.54% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	5,000,000	312,963
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.755% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/15/22	500,000	37,142
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	2,200,000	66,374
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.645% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	2,000,000	135,930
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.767% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/1/22	400,000	30,001
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	600,000	13,735
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.741% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	1,000,000	26,359

TOTAL CALL OPTIONS			1,194,855

TOTAL PURCHASED SWAPTIONS
(Cost $1,400,328)			1,640,036
TOTAL INVESTMENT IN SECURITIES - 150.4%
(Cost $193,547,411)			195,076,021
NET OTHER ASSETS (LIABILITIES) - (50.4)%			(65,393,638)
NET ASSETS - 100%			$129,682,383

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3% 12/1/49	$(1,200,000)	$(1,233,281)
3% 12/1/49	(1,200,000)	(1,233,281)
3% 12/1/49	(1,600,000)	(1,644,375)
3% 12/1/49	(2,000,000)	(2,055,469)
3% 12/1/49	(2,100,000)	(2,158,242)
3.5% 12/1/49	(1,300,000)	(1,343,570)

TOTAL GINNIE MAE		(9,668,218)

Uniform Mortgage Backed Securities
3% 12/1/34	(1,000,000)	(1,023,438)
3% 12/1/49	(1,200,000)	(1,216,969)
3% 12/1/49	(1,300,000)	(1,318,383)
3% 12/1/49	(5,000,000)	(5,070,703)
3% 12/1/49	(700,000)	(709,898)
3.5% 12/1/49	(250,000)	(256,641)
3.5% 12/1/49	(1,000,000)	(1,026,563)
3.5% 12/1/49	(500,000)	(513,281)
4.5% 12/1/49	(6,200,000)	(6,513,391)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(17,649,267)

TOTAL TBA SALE COMMITMENTS
(Proceeds $27,292,722)		$(27,317,485)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.1675% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	3,600,000	$(73,162)
Call Swaptions
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.1675% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	3,600,000	(132,337)
TOTAL WRITTEN SWAPTIONS			$(205,499)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	21	March 2020	$2,716,547	$(8,308)	$(8,308)
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	9	March 2020	1,940,273	(655)	(655)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	34	March 2020	4,044,938	8,166	8,166
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	1	March 2020	187,719	(1,651)	(1,651)

TOTAL SOLD FUTURES					5,860

TOTAL FUTURES CONTRACTS					$(2,448)

The notional amount of futures purchased as a percentage of Net Assets is 2.1%

The notional amount of futures sold as a percentage of Net Assets is 4.8%

Swaps

Underlying Reference	Rating	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$400,000	$(2,000)	$823	$(1,177)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	610,000	(3,050)	2,955	(95)
CMBX N.A. AAA Index Series 11		Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	400,000	(2,000)	1,876	(124)

TOTAL CREDIT DEFAULT SWAPS							$(7,050)	$5,654	$(1,396)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2021	$9,105,000	$(6,561)	$0	$(6,561)
1.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2024	260,000	(507)	0	(507)
3-month LIBOR(3)	Quarterly	1.75%	Semi - annual	LCH	Dec. 2026	1,860,000	8,128	0	8,128
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2029	5,455,000	62,011	0	62,011

TOTAL INTEREST RATE SWAPS							$63,071	$0	$63,071

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $75,586.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $334,171.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,844,290 or 9.1% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$77,223
Total	$77,223

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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